Brandes Institutional Global Equity Fund
Brandes Institutional Global Equity Fund
Investment Objective
The Brandes Institutional Global Equity Fund (the "Global Fund") seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes Institutional Global Equity Fund		Brandes Institutional Global Equity Fund - Class I	Brandes Institutional Global Equity Fund - Class E	Brandes Institutional Global Equity Fund - Class S
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		none	0.25%	none
Other Expenses		0.61%	0.61%	0.61%
Total Other Expenses		0.61%	0.86%	0.61%
Total Annual Fund Operating Expenses		1.41%	1.66%	1.66%
Less Fee Waiver and/or Expense Reimbursement		(0.41%)	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.00%	1.25%	1.25%
[1]	The Advisor has contractually agreed to limit the Global Fund's Class I, Class E and Class S annual operating expenses, including repayment of previous waivers, to 1.00% for Class I and 1.25% for Class E and Class S as percentages of each Fund's respective classes' average daily net assets through January 31, 2012 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the
Global Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes Institutional Global Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Brandes Institutional Global Equity Fund - Class I	102	406	732	1,655
Brandes Institutional Global Equity Fund - Class E	127	483	864	1,931
Brandes Institutional Global Equity Fund - Class S	127	483	864	1,931

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.87% of the average value of its portfolio.

Principal Investment Strategies
The Global Fund invests principally in common and preferred stocks of U.S. and foreign companies and securities that are convertible into such common stocks. These companies generally have market capitalizations (market value of publicly traded securities) greater than  $1 billion. Foreign companies are determined to be "foreign" on the basis of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors. Under normal market conditions, the Global Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries, one of which may be the United States. Up to 30% of the Global Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets. Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select equity securities for the Global Fund's investment portfolio.

When buying equity securities, the Advisor looks for the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities at what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The Advisor may sell a security when its price reaches a target set by the Advisor or the
Advisor believes that other investments are more attractive.

Principal Investment Risks
Because the values of the Global Fund's investments will fluctuate with market conditions, so will the value of your investment in the Global Fund. You could lose money on your investment in the Global Fund, or the Global Fund could underperform other investments. Principal risks of the Global Fund are as follows:

·    Stock Risks - The values of the Global Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

·    Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the
     U.S. dollar.

·    Interest Rate Risks - The values of the Global Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

·    Value Securities Risks - The Global Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. There is a risk that it may take longer than expected for the value of these investments to rise to the anticipated value.

Performance
The following performance information shows you how the Global Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund's Class I shares since its inception. The table below compares the Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Global Fund will perform in the future. Updated performance is available on the Fund's website
www.brandesinstitutionalfunds.com.

Brandes Institutional Global Equity Fund Year-by-Year Total Returns as of December 31, 2010 for Class I Shares

Best Quarter  Q2 2009 18.38% Worst Quarter Q1 2009 -14.26%

Class I and Class E shares commenced operations on October 6, 2008. Class S shares commenced operations as of the date of this Prospectus. Performance shown prior to the inception of Class S shares reflects the performance of the Class I shares adjusted to reflect Class S expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E and Class S shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Brandes Institutional Global Equity Fund Average Annual Total Returns For periods ending December 31, 2010
Average Annual Total Returns Brandes Institutional Global Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	11.76%	10.58%	Oct 6, 2008
Brandes Institutional Global Equity Fund - Class I	Class I Shares Return Before Taxes	10.11%	8.20%	Oct 6, 2008
Brandes Institutional Global Equity Fund - Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	9.23%	7.66%	Oct 6, 2008
Brandes Institutional Global Equity Fund - Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	8.20%	7.10%	Oct 6, 2008
Brandes Institutional Global Equity Fund - Class E	Class E Shares Return Before Taxes	9.88%	8.10%	Oct 6, 2008
Brandes Institutional Global Equity Fund - Class S	Class S Shares Return Before Taxes	9.83%	7.93%	Oct 6, 2008

Brandes Institutional International Equity Fund
Brandes Institutional International Equity Fund
Investment Objective
The Brandes Institutional International Equity Fund (the "International Fund")
seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes Institutional International Equity Fund	Brandes Institutional International Equity Fund - Class I	Brandes Institutional International Equity Fund - Class E	Brandes Institutional International Equity Fund - Class S
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	none	none	0.25%
Shareholder Servicing Fees		0.25%	none
Other Expenses	0.13%	0.13%	0.13%
Total Other Expenses	0.13%	0.38%	0.13%
Total Annual Fund Operating Expenses	1.13%	1.38%	1.38%

Example
This Example is intended to help you compare the costs of investing in the
International Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes Institutional International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Brandes Institutional International Equity Fund - Class I	115	359	622	1,375
Brandes Institutional International Equity Fund - Class E	140	437	755	1,657
Brandes Institutional International Equity Fund - Class S	140	437	755	1,657

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.59% of the average value of its portfolio.

Principal Investment Strategies
The International Fund invests principally in common and preferred stocks of foreign companies and securities that are convertible into such common stocks. These companies generally have market capitalizations (market value of publicly traded securities) greater than  $1 billion. Foreign companies are determined to be "foreign" on the basis of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors. Under normal market conditions, the International
Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries outside the
United States. Up to 30% of the International Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets. Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select equity securities for the International Fund's investment portfolio.

When buying equity securities, the Advisor looks for the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities at what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The Advisor may sell a security when its price reaches a target set by the Advisor or the
Advisor believes that other investments are more attractive.

Principal Investment Risks
Because the values of the International Fund's investments will fluctuate with market conditions, so will the value of your investment in the International
Fund. You could lose money on your investment in the International Fund, or the
International Fund could underperform other investments. Principal risks of the
International Fund are as follows:

·    Stock Risks - The values of the International Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

·    Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International
     Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S.
     dollar.

·    Interest Rate Risks - The values of the International Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

·    Value Securities Risks - The International Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. There is a risk that it may take longer than expected for the value of these investments to rise to the anticipated value.

Performance
The following performance information shows you how the International Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund's Class I shares since its inception. The table below compares the Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the International Fund will perform in the future. Updated performance is available on the Fund's website
www.brandesinstitutionalfunds.com.

Brandes Institutional International Equity Fund Year-by-Year Total Returns as of December 31, 2010 for Class I Shares

Best Quarter  Q2 2003 11.50% Worst Quarter Q3 2002 -20.72%

The International Fund commenced operations in 1997. Prior to October 6, 2008,
Class I shares of the International Fund was an unnamed class of shares. Class E shares commenced operations on October 6, 2008. Performance shown prior to the inception of the Class E shares reflects the performance of the Class I shares adjusted to reflect Class E expenses. Class S shares commenced operations as of the date of this Prospectus. Performance shown prior to the inception of Class S shares reflects the performance of the Class I shares adjusted to reflect
Class S expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E and Class S shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Brandes Institutional International Equity Fund Average Annual Total Returns For periods ending December 31, 2010
Average Annual Total Returns Brandes Institutional International Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
Brandes Institutional International Equity Fund - Class I	Class I Shares Return Before Taxes	4.97%	1.52%	4.77%
Brandes Institutional International Equity Fund - Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	4.96%	0.52%	3.73%
Brandes Institutional International Equity Fund - Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	4.04%	1.56%	4.06%
Brandes Institutional International Equity Fund - Class E	Class E Shares Return Before Taxes	4.89%	1.27%	4.51%
Brandes Institutional International Equity Fund - Class S	Class S Shares Return Before Taxes	4.70%	1.27%	4.51%

Brandes Institutional Emerging Markets Fund
Brandes Institutional Emerging Markets Fund
Investment Objective
The Brandes Institutional Emerging Markets Fund (the "Emerging Markets Fund")
seeks to achieve capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes Institutional Emerging Markets Fund		Brandes Institutional Emerging Markets Fund - Class I	Brandes Institutional Emerging Markets Fund - Class S
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.38%	0.38%
Total Annual Fund Operating Expenses		1.33%	1.58%
Less Fee Waiver and/or Expense Reimbursement		(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.12%	1.37%
[1]	Other Expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	The Advisor has contractually agreed to limit the Emerging Markets Fund's Class I and Class S annual operating expenses, including repayment of previous waivers, to 1.12% for Class I and 1.37% for Class S as percentages of the Fund's average daily net assets through January 31, 2012 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Brandes Institutional Emerging Markets Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Brandes Institutional Emerging Markets Fund - Class I	114	401
Brandes Institutional Emerging Markets Fund - Class S	139	478

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging markets. Equity securities include common and preferred stocks, warrants, convertible securities and shares of exchange traded funds ("ETFs"). ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets
Index ("MSCI EM Index") or any country that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

When buying equity securities, the Advisor looks for the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities in what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The Advisor may sell a security when its price reaches a target set by the Advisor, if the
Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Emerging Markets Fund's investments will fluctuate with market conditions, so will the value of your investment in the Emerging
Markets Fund. You could lose money on your investment in the Emerging Markets
Fund, or the Emerging Markets Fund could underperform other
investments. Principal risks of the Emerging Markets Fund are as follows:

·    Stock Risks - The values of the Emerging Markets Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

·    Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging
     Markets Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S.
     dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the
     U.S. dollar.

·    Medium and Small-Cap Company Risk - Securities of medium-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

·    Interest Rate Risks - The values of the Emerging Markets Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

·   Value Securities Risks - The Emerging Markets Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. There is a risk that it may take longer than expected for the value of these investments to rise to the anticipated value.

·    ETF Risk - ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
     In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Performance
The following performance information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart below illustrates how the
Fund's total returns have varied from year to year. The table below compares the
Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Emerging Markets
Fund will perform in the future. Updated performance is available on the Fund's website www.brandesinstitutionalfunds.com.

Brandes Institutional Emerging Markets Fund Year-by-Year Total Returns as of December 31, 2010 for Class I Shares

Best Quarter  Q2 2009 43.09% Worst Quarter Q4 2008 -26.72%

The Class I performance information shown for periods before January 31, 2011 is that of a private investment fund managed by the Advisor that is the predecessor of the Fund, not adjusted for Fund expenses. Performance shown for the Class S shares reflects the performance of the private investment fund shares adjusted to reflect Class S expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Brandes Institutional Emerging Markets Fund Average Annual Total Returns For periods ending December 31, 2010
Average Annual Total Returns Brandes Institutional Emerging Markets Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	16.23%
Brandes Institutional Emerging Markets Fund - Class I	Class I Shares Return Before Taxes	18.24%	14.86%	16.84%
Brandes Institutional Emerging Markets Fund - Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions
Brandes Institutional Emerging Markets Fund - Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Brandes Institutional Emerging Markets Fund - Class S	Class S Shares Return Before Taxes	17.95%	14.61%	16.64%

More on the Emerging Market Fund's Performance

Prior to January 31, 2011, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund . The performance information shown for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund, which were higher than the Emerging Markets Fund's Class I current net expenses. The performance of the private investment fund prior to January 31,
2011 is based on calculations that are different than the standardized method of calculations presented by the SEC. If the private investment fund's performance had been readjusted to reflect Class I expenses, the performance would have been higher. The private investment fund was not registered under the Investment
Company Act of 1940 ("1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the
1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Core Plus Fixed Income Fund
Investment Objective
The Brandes Institutional Core Plus Fixed Income Fund (the "Core Plus Fund" or
"the Fund") seeks to maximize long-term total return, consisting of both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Plus Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brandes Institutional Core Plus Fixed Income Fund		Brandes Institutional Core Plus Fixed Income Fund - Class I	Brandes Institutional Core Plus Fixed Income Fund - Class E	Brandes Institutional Core Plus Fixed Income Fund - Class S
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		0.05%	0.25%	none
Other Expenses		0.85%	0.85%	0.85%
Total Other Expenses		0.90%	1.10%	0.85%
Total Annual Fund Operating Expenses		1.25%	1.45%	1.45%
Less Fee Waiver and/or Expense Reimbursement		(0.75%)	(0.75%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.50%	0.70%	0.70%
[1]	The Advisor has contractually agreed to limit the Core Plus Fund's Class I, Class E and Class S annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund's average daily net assets attributable to the specific classes through January 31, 2012: 0.50%, 0.70% and 0.70%, respectively (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Core
Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brandes Institutional Core Plus Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Brandes Institutional Core Plus Fixed Income Fund - Class I	51	322	614	1,445
Brandes Institutional Core Plus Fixed Income Fund - Class E	72	385	721	1,671
Brandes Institutional Core Plus Fixed Income Fund - Class S	72	385	721	1,671

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150.89% of the average value of its portfolio.

Principal Investment Strategies
The Core Plus Fund invests predominantly in U.S. dollar-denominated debt securities. These include, but are not limited to, debt securities issued by
U.S. and foreign companies, debt obligations issued or guaranteed by the
U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities. The Core
Plus Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities and may engage in currency hedging. The Fund may use derivative instruments, such as options contracts, futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies. Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select debt securities for the Core Plus Fund's investment portfolio. As part of this process, the Advisor reviews such measures as the issuer's free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization ("EBITDA")-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Core Plus Fund may invest in debt instruments of any maturity and it may invest in both investment-grade securities and non-investment grade securities
(also known as "high-yield bonds" or "junk bonds"). The Core Plus Fund invests in debt securities that can be purchased at prices or yield premiums over
U.S. Treasury securities (or other risk free securities) which the Advisor believes to be attractive based on the Advisor's assessment of each security's intrinsic value. The Advisor will typically sell a security from the Fund's portfolio when the Advisor 's research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund's portfolio.

Principal Investment Risks
Because the values of the Core Plus Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments.

As with most fixed income funds, the income on and value of your shares in the
Core Plus Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline.
When interest rates fall, the prices of these securities usually increase. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Mortgage-related securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, when holding mortgage-related securities in a period of rising interest rates, the Fund may exhibit additional volatility.

Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the Core Plus Fund invests. Emerging markets countries involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the
U.S. dollar. The Core Plus Fund is actively managed, which means that the
Advisor may frequently buy and sell securities. Frequent trading increases a
Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes. Increased transaction costs could detract from the Fund's performance. The Core Plus Fund's use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

Performance
The following performance information shows you how the Core Plus Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund's Class I shares since its inception. The table that follows compares the Fund's returns over time to broad-based securities indices. The bar chart and table assumes reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Funds will perform in the future. Updated performance is available on the Fund's website
www.brandesinstitutionalfunds.com.

Year-by-Year Total Returns as of December 31, 2010 for Class I Shares

Best Quarter  Q3 2009  7.55% Worst Quarter Q3 2008 -8.97%

Class I shares commenced operation on December 28, 2007. Class E shares commenced operation on May 28, 2008. "Since Inception" returns are provided since inception of Class I shares on December 28, 2007. Performance shown for the Class E shares prior to May 28, 2008 reflects the performance of the Class I shares adjusted to reflect Class E expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for other
Classes will vary.

Brandes Institutional Core Plus Fixed Income Fund Average Annual Total Returns For the period ending December 31, 2010
Average Annual Total Returns Brandes Institutional Core Plus Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	6.00%	Dec 28, 2007
Barclays Capital U.S. Intermediate Credit Bond Index	Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	7.76%	6.77%	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund - Class I	Class I Shares Return Before Taxes	11.45%	4.32%	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund - Class I After Taxes on Distributions	Class I Shares Return After Taxes on Distributions	8.69%	2.05%	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund - Class I After Taxes on Distributions and Sales	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	7.42%	2.32%	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund - Class E	Class E Shares Return Before Taxes	11.20%	4.06%	Dec 28, 2007

Brandes Separately Managed Account Reserve Trust
Separately Managed Account Reserve Trust
Investment Objective
The Separately Managed Account Reserve Trust (the "Fund") seeks to maximize long-term total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (fees paid from Fund assets)
Annual Fund Operating Expenses		Brandes Separately Managed Account Reserve Trust Brandes Separately Managed Account Reserve Trust-Brandes Separately Managed Account Reserve Trust
Management Fees	[1][2]	0.55%
Other Expenses	[1][3]	0.32%
Total Annual Fund Operating Expenses	[1]	0.87%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.87%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		none
[1]	Investors in the Fund must be clients of "wrap account" programs sponsored by broker-dealers which have an agreement with the Advisor, or certain other persons or entities. The Advisor has agreed to pay or reimburse all expenses of the Fund other than extraordinary expenses. See "Shareholder Information,"
[2]	The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor. The amount under "Management fees" reflects the estimated amount of fees that would be attributable to advisory services if the Advisor charged the Fund for its services.
[3]	The Fund does not pay any other ordinary expenses. The amount under "Other expenses" reflects the estimated amount of operating expenses of the Fund which would be paid if the fees were not paid by the Advisor.

Example
This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Brandes Separately Managed Account Reserve Trust Brandes Separately Managed Account Reserve Trust-Brandes Separately Managed Account Reserve Trust	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.90% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of debt securities.  These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by
U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities. The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging. The Fund may use derivative instruments, such as options contracts, futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies. Brandes Investment Partners,
L.P., the investment advisor to the Fund (the "Advisor"), generally uses the principles of value investing to analyze and select debt securities for the
Fund's investment portfolio. As part of this process, the Advisor reviews such measures as the issuer's free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization ("EBITDA")-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as "high-yield bonds" or "junk bonds"). The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other risk free securities) which the Advisor believes to be attractive based on the Advisor's assessment of each security's intrinsic value. The Advisor will typically sell a security from the Fund's portfolio when the Advisor's research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund's portfolio.

Principal Investment Risks
Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

As with most fixed income funds, the income on and value of your shares in the
Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase. Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the
Fund may decline in response to adverse developments with respect to the issuer. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Mortgage-related securities are subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, when holding mortgage-related securities in a period of rising interest rates, the Fund may exhibit additional volatility.

Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the Fund invests. The Fund is actively managed, which means that the Advisor may frequently buy and sell securities. Frequent trading increases a Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes. Increased transaction costs could detract from the Fund's performance. The Fund's use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

Performance
The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The table below compares the Fund's total return over time to broad-based indices. The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.brandesinstitutionalfunds.com.

Separately Managed Account Reserve Trust Year-by-Year Total Returns as of December 31, 2010

Best Quarter  Q2 2009 20.91% Worst Quarter Q3 2008 -16.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Separately Managed Account Reserve Trust Average Annual Total Returns For periods ending December 31, 2010
Average Annual Total Returns Brandes Separately Managed Account Reserve Trust	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.68%	Oct 3, 2005
Barclays Capital U.S. Intermediate Credit Bond Index	Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)	7.76%	6.03%	5.86%	Oct 3, 2005
Brandes Separately Managed Account Reserve Trust-Brandes Separately Managed Account Reserve Trust	Return Before Taxes	18.97%	5.66%	5.17%	Oct 3, 2005
Brandes Separately Managed Account Reserve Trust-Brandes Separately Managed Account Reserve Trust After Taxes on Distributions	Return After Taxes on Distributions	16.09%	2.71%	2.25%	Oct 3, 2005
Brandes Separately Managed Account Reserve Trust-Brandes Separately Managed Account Reserve Trust After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.21%	3.02%	2.61%	Oct 3, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	BRANDES INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000926678
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Brandes Institutional Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brandes Institutional Global Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brandes Institutional Global Equity Fund (the "Global Fund") seeks long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.87%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
Global Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Global Fund invests principally in common and preferred stocks of U.S. and foreign companies and securities that are convertible into such common stocks. These companies generally have market capitalizations (market value of publicly traded securities) greater than  $1 billion. Foreign companies are determined to be "foreign" on the basis of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors. Under normal market conditions, the Global Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries, one of which may be the United States. Up to 30% of the Global Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets. Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select equity securities for the Global Fund's investment portfolio.

When buying equity securities, the Advisor looks for the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities at what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The Advisor may sell a security when its price reaches a target set by the Advisor or the
Advisor believes that other investments are more attractive.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the values of the Global Fund's investments will fluctuate with market conditions, so will the value of your investment in the Global Fund. You could lose money on your investment in the Global Fund, or the Global Fund could underperform other investments. Principal risks of the Global Fund are as follows:

·    Stock Risks - The values of the Global Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

·    Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the
     U.S. dollar.

·    Interest Rate Risks - The values of the Global Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

·    Value Securities Risks - The Global Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. There is a risk that it may take longer than expected for the value of these investments to rise to the anticipated value.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Global Fund, or the Global Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information shows you how the Global Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund's Class I shares since its inception. The table below compares the Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Global Fund will perform in the future. Updated performance is available on the Fund's website
www.brandesinstitutionalfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Global Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Brandes Institutional Global Equity Fund Year-by-Year Total Returns as of December 31, 2010 for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2009 18.38% Worst Quarter Q1 2009 -14.26%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class E and Class S shares will vary from those shown above for Class I shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
Class I and Class E shares commenced operations on October 6, 2008. Class S shares commenced operations as of the date of this Prospectus. Performance shown prior to the inception of Class S shares reflects the performance of the Class I shares adjusted to reflect Class S expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E and Class S shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brandes Institutional Global Equity Fund Average Annual Total Returns For periods ending December 31, 2010
Brandes Institutional Global Equity Fund | Brandes Institutional Global Equity Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVIX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	732
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,655
Annual Return 2009	rr_AnnualReturn2009	19.64%
Annual Return 2010	rr_AnnualReturn2010	10.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 2008
Brandes Institutional Global Equity Fund | Brandes Institutional Global Equity Fund - Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 2008
Brandes Institutional Global Equity Fund | Brandes Institutional Global Equity Fund - Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 2008
Brandes Institutional Global Equity Fund | Brandes Institutional Global Equity Fund - Class E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVEX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Total Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	864
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,931
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class E Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 2008
Brandes Institutional Global Equity Fund | Brandes Institutional Global Equity Fund - Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BGVSX
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	864
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,931
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 2008
Brandes Institutional Global Equity Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 2008
Brandes Institutional International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brandes Institutional International Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brandes Institutional International Equity Fund (the "International Fund")
seeks long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.59%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
International Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The International Fund invests principally in common and preferred stocks of foreign companies and securities that are convertible into such common stocks. These companies generally have market capitalizations (market value of publicly traded securities) greater than  $1 billion. Foreign companies are determined to be "foreign" on the basis of an issuer's domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors. Under normal market conditions, the International
Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries outside the
United States. Up to 30% of the International Fund's total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets. Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select equity securities for the International Fund's investment portfolio.

When buying equity securities, the Advisor looks for the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities at what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The Advisor may sell a security when its price reaches a target set by the Advisor or the
Advisor believes that other investments are more attractive.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the values of the International Fund's investments will fluctuate with market conditions, so will the value of your investment in the International
Fund. You could lose money on your investment in the International Fund, or the
International Fund could underperform other investments. Principal risks of the
International Fund are as follows:

·    Stock Risks - The values of the International Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

·    Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International
     Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S.
     dollar.

·    Interest Rate Risks - The values of the International Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

·    Value Securities Risks - The International Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. There is a risk that it may take longer than expected for the value of these investments to rise to the anticipated value.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the International Fund, or the International Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information shows you how the International Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund's Class I shares since its inception. The table below compares the Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the International Fund will perform in the future. Updated performance is available on the Fund's website
www.brandesinstitutionalfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the International Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Brandes Institutional International Equity Fund Year-by-Year Total Returns as of December 31, 2010 for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2003 11.50% Worst Quarter Q3 2002 -20.72%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class E and Class S shares will vary from those shown above for Class I shares.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The International Fund commenced operations in 1997. Prior to October 6, 2008,
Class I shares of the International Fund was an unnamed class of shares. Class E shares commenced operations on October 6, 2008. Performance shown prior to the inception of the Class E shares reflects the performance of the Class I shares adjusted to reflect Class E expenses. Class S shares commenced operations as of the date of this Prospectus. Performance shown prior to the inception of Class S shares reflects the performance of the Class I shares adjusted to reflect
Class S expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E and Class S shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brandes Institutional International Equity Fund Average Annual Total Returns For periods ending December 31, 2010
Brandes Institutional International Equity Fund | Brandes Institutional International Equity Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIIEX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Annual Return 2001	rr_AnnualReturn2001	(14.36%)
Annual Return 2002	rr_AnnualReturn2002	(15.80%)
Annual Return 2003	rr_AnnualReturn2003	47.97%
Annual Return 2004	rr_AnnualReturn2004	25.01%
Annual Return 2005	rr_AnnualReturn2005	10.81%
Annual Return 2006	rr_AnnualReturn2006	26.10%
Annual Return 2007	rr_AnnualReturn2007	8.56%
Annual Return 2008	rr_AnnualReturn2008	(37.20%)
Annual Return 2009	rr_AnnualReturn2009	19.49%
Annual Return 2010	rr_AnnualReturn2010	4.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.77%
Brandes Institutional International Equity Fund | Brandes Institutional International Equity Fund - Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.73%
Brandes Institutional International Equity Fund | Brandes Institutional International Equity Fund - Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.06%
Brandes Institutional International Equity Fund | Brandes Institutional International Equity Fund - Class E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIEEX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class E Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%
Brandes Institutional International Equity Fund | Brandes Institutional International Equity Fund - Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIISX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%
Brandes Institutional International Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
Brandes Institutional Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brandes Institutional Emerging Markets Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brandes Institutional Emerging Markets Fund (the "Emerging Markets Fund")
seeks to achieve capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated customary Fund expenses for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the
Emerging Markets Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the contractual expense limitation for 1 year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Emerging Markets Fund invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging markets. Equity securities include common and preferred stocks, warrants, convertible securities and shares of exchange traded funds ("ETFs"). ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges. Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets
Index ("MSCI EM Index") or any country that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

When buying equity securities, the Advisor looks for the "intrinsic" value of a company based on measurable data such as a company's earnings, book value, and cash flow, for instance. By buying equity securities in what it believes are favorable prices, the Advisor looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines. The Advisor may sell a security when its price reaches a target set by the Advisor, if the
Advisor believes that other investments are more attractive, or for other reasons.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the values of the Emerging Markets Fund's investments will fluctuate with market conditions, so will the value of your investment in the Emerging
Markets Fund. You could lose money on your investment in the Emerging Markets
Fund, or the Emerging Markets Fund could underperform other
investments. Principal risks of the Emerging Markets Fund are as follows:

·    Stock Risks - The values of the Emerging Markets Fund's investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

·    Foreign Securities and Emerging Markets Risks - In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging
     Markets Fund invests. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S.
     dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the
     U.S. dollar.

·    Medium and Small-Cap Company Risk - Securities of medium-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

·    Interest Rate Risks - The values of the Emerging Markets Fund's convertible securities are also affected by interest rates; if rates rise, the values of convertible securities may fall.

·   Value Securities Risks - The Emerging Markets Fund may invest in value securities, which are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. There is a risk that it may take longer than expected for the value of these investments to rise to the anticipated value.

·    ETF Risk - ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
     In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Emerging Markets Fund, or the Emerging Markets Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Emerging Markets Fund. The bar chart below illustrates how the
Fund's total returns have varied from year to year. The table below compares the
Fund's total return over time to a broad-based securities index. The chart and table assume reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Emerging Markets
Fund will perform in the future. Updated performance is available on the Fund's website www.brandesinstitutionalfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Brandes Institutional Emerging Markets Fund Year-by-Year Total Returns as of December 31, 2010 for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2009 43.09% Worst Quarter Q4 2008 -26.72%

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The Class I performance information shown for periods before January 31, 2011 is that of a private investment fund managed by the Advisor that is the predecessor of the Fund, not adjusted for Fund expenses. Performance shown for the Class S shares reflects the performance of the private investment fund shares adjusted to reflect Class S expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only. After-tax returns for Class E shares will vary from those shown above for Class I shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
More on the Emerging Market Fund's Performance

Prior to January 31, 2011, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund . The performance information shown for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund, which were higher than the Emerging Markets Fund's Class I current net expenses. The performance of the private investment fund prior to January 31,
2011 is based on calculations that are different than the standardized method of calculations presented by the SEC. If the private investment fund's performance had been readjusted to reflect Class I expenses, the performance would have been higher. The private investment fund was not registered under the Investment
Company Act of 1940 ("1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the
1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brandes Institutional Emerging Markets Fund Average Annual Total Returns For periods ending December 31, 2010
Brandes Institutional Emerging Markets Fund | Brandes Institutional Emerging Markets Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMIX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	401
Annual Return 2001	rr_AnnualReturn2001	2.22%
Annual Return 2002	rr_AnnualReturn2002	(18.12%)
Annual Return 2003	rr_AnnualReturn2003	76.17%
Annual Return 2004	rr_AnnualReturn2004	31.66%
Annual Return 2005	rr_AnnualReturn2005	22.17%
Annual Return 2006	rr_AnnualReturn2006	27.42%
Annual Return 2007	rr_AnnualReturn2007	18.89%
Annual Return 2008	rr_AnnualReturn2008	(47.80%)
Annual Return 2009	rr_AnnualReturn2009	113.82%
Annual Return 2010	rr_AnnualReturn2010	18.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.84%
Brandes Institutional Emerging Markets Fund | Brandes Institutional Emerging Markets Fund - Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Brandes Institutional Emerging Markets Fund | Brandes Institutional Emerging Markets Fund - Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Brandes Institutional Emerging Markets Fund | Brandes Institutional Emerging Markets Fund - Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BEMSX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	478
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.64%
Brandes Institutional Emerging Markets Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.23%
Brandes Institutional Core Plus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brandes Institutional Core Plus Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brandes Institutional Core Plus Fixed Income Fund (the "Core Plus Fund" or
"the Fund") seeks to maximize long-term total return, consisting of both current income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Plus Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 150.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.89%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Core
Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same (taking into account the contractual expense limitation for 1 year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Core Plus Fund invests predominantly in U.S. dollar-denominated debt securities. These include, but are not limited to, debt securities issued by
U.S. and foreign companies, debt obligations issued or guaranteed by the
U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities. The Core
Plus Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities and may engage in currency hedging. The Fund may use derivative instruments, such as options contracts, futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies. Brandes Investment Partners, L.P., the investment advisor (the "Advisor"), uses the principles of value investing to analyze and select debt securities for the Core Plus Fund's investment portfolio. As part of this process, the Advisor reviews such measures as the issuer's free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization ("EBITDA")-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Core Plus Fund may invest in debt instruments of any maturity and it may invest in both investment-grade securities and non-investment grade securities
(also known as "high-yield bonds" or "junk bonds"). The Core Plus Fund invests in debt securities that can be purchased at prices or yield premiums over
U.S. Treasury securities (or other risk free securities) which the Advisor believes to be attractive based on the Advisor's assessment of each security's intrinsic value. The Advisor will typically sell a security from the Fund's portfolio when the Advisor 's research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund's portfolio.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the values of the Core Plus Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments.

As with most fixed income funds, the income on and value of your shares in the
Core Plus Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline.
When interest rates fall, the prices of these securities usually increase. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the Fund may decline in response to adverse developments with respect to the issuer. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Mortgage-related securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, when holding mortgage-related securities in a period of rising interest rates, the Fund may exhibit additional volatility.

Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the Core Plus Fund invests. Emerging markets countries involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies may experience substantial fluctuations or steady devaluation relative to the
U.S. dollar. The Core Plus Fund is actively managed, which means that the
Advisor may frequently buy and sell securities. Frequent trading increases a
Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes. Increased transaction costs could detract from the Fund's performance. The Core Plus Fund's use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Core Plus Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information shows you how the Core Plus Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund's Class I shares since its inception. The table that follows compares the Fund's returns over time to broad-based securities indices. The bar chart and table assumes reinvestment of dividends and distributions. Of course, past performance, before and after taxes, does not indicate how the Funds will perform in the future. Updated performance is available on the Fund's website
www.brandesinstitutionalfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows you how the Core Plus Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Funds will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Year-by-Year Total Returns as of December 31, 2010 for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q3 2009  7.55% Worst Quarter Q3 2008 -8.97%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for other Classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
Class I shares commenced operation on December 28, 2007. Class E shares commenced operation on May 28, 2008. "Since Inception" returns are provided since inception of Class I shares on December 28, 2007. Performance shown for the Class E shares prior to May 28, 2008 reflects the performance of the Class I shares adjusted to reflect Class E expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for other
Classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brandes Institutional Core Plus Fixed Income Fund Average Annual Total Returns For the period ending December 31, 2010
Brandes Institutional Core Plus Fixed Income Fund | Brandes Institutional Core Plus Fixed Income Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCPIX
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Total Other Expenses	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,445
Annual Return 2008	rr_AnnualReturn2008	(11.86%)
Annual Return 2009	rr_AnnualReturn2009	15.49%
Annual Return 2010	rr_AnnualReturn2010	11.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.97%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund | Brandes Institutional Core Plus Fixed Income Fund - Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund | Brandes Institutional Core Plus Fixed Income Fund - Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund | Brandes Institutional Core Plus Fixed Income Fund - Class E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCPEX
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Total Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	721
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,671
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class E Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund | Brandes Institutional Core Plus Fixed Income Fund - Class S
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BCPSX
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Total Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	721
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,671
Brandes Institutional Core Plus Fixed Income Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
Brandes Institutional Core Plus Fixed Income Fund | Barclays Capital U.S. Intermediate Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2007
Brandes Separately Managed Account Reserve Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Separately Managed Account Reserve Trust
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Separately Managed Account Reserve Trust (the "Fund") seeks to maximize long-term total return.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (fees paid from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example illustrates the amount of expenses you could incur if the Advisor charged the Fund for its services. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of debt securities.  These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by
U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities. The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging. The Fund may use derivative instruments, such as options contracts, futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies. Brandes Investment Partners,
L.P., the investment advisor to the Fund (the "Advisor"), generally uses the principles of value investing to analyze and select debt securities for the
Fund's investment portfolio. As part of this process, the Advisor reviews such measures as the issuer's free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization ("EBITDA")-to-interest ratio, debt-to-EBITDA ratio, or other measures of credit worthiness in evaluating the securities of a particular issuer.

The Fund may invest in debt instruments of any maturity and it may invest in both investment-grade securities and non-investment grade securities (also known as "high-yield bonds" or "junk bonds"). The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other risk free securities) which the Advisor believes to be attractive based on the Advisor's assessment of each security's intrinsic value. The Advisor will typically sell a security from the Fund's portfolio when the Advisor's research process identifies a significantly better investment opportunity. The Advisor may also sell certain portfolio securities from time to time in order to adjust the average maturity, duration or yield of the Fund's portfolio.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the values of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

As with most fixed income funds, the income on and value of your shares in the
Fund will fluctuate along with interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline.  When interest rates fall, the prices of these securities usually increase. Below investment grade debt securities (commonly known as "high yield bonds" or "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer's securities held by the
Fund may decline in response to adverse developments with respect to the issuer. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Mortgage-related securities are subject to certain additional risks.  Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, when holding mortgage-related securities in a period of rising interest rates, the Fund may exhibit additional volatility.

Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments and other overall economic conditions in the countries where the Fund invests. The Fund is actively managed, which means that the Advisor may frequently buy and sell securities. Frequent trading increases a Fund's portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes. Increased transaction costs could detract from the Fund's performance. The Fund's use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information shows you how the Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Fund since its inception. The table below compares the Fund's total return over time to broad-based indices. The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.brandesinstitutionalfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brandesinstitutionalfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Separately Managed Account Reserve Trust Year-by-Year Total Returns as of December 31, 2010
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q2 2009 20.91% Worst Quarter Q3 2008 -16.44%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Separately Managed Account Reserve Trust Average Annual Total Returns For periods ending December 31, 2010
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust-Brandes Separately Managed Account Reserve Trust
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMARX
Management Fees	rr_ManagementFeesOverAssets	0.55%	[5],[6]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%	[5],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[5]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	none
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2006	rr_AnnualReturn2006	11.00%
Annual Return 2007	rr_AnnualReturn2007	0.55%
Annual Return 2008	rr_AnnualReturn2008	(30.43%)
Annual Return 2009	rr_AnnualReturn2009	42.59%
Annual Return 2010	rr_AnnualReturn2010	18.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust-Brandes Separately Managed Account Reserve Trust | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust-Brandes Separately Managed Account Reserve Trust | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005
Brandes Separately Managed Account Reserve Trust | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005
Brandes Separately Managed Account Reserve Trust | Barclays Capital U.S. Intermediate Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Intermediate Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2005

[1]	The Advisor has contractually agreed to limit the Global Fund's Class I, Class E and Class S annual operating expenses, including repayment of previous waivers, to 1.00% for Class I and 1.25% for Class E and Class S as percentages of each Fund's respective classes' average daily net assets through January 31, 2012 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	Other Expenses are based on estimated customary Fund expenses for the current fiscal year.
[3]	The Advisor has contractually agreed to limit the Emerging Markets Fund's Class I and Class S annual operating expenses, including repayment of previous waivers, to 1.12% for Class I and 1.37% for Class S as percentages of the Fund's average daily net assets through January 31, 2012 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.
[4]	The Advisor has contractually agreed to limit the Core Plus Fund's Class I, Class E and Class S annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund's average daily net assets attributable to the specific classes through January 31, 2012: 0.50%, 0.70% and 0.70%, respectively (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.
[5]	Investors in the Fund must be clients of "wrap account" programs sponsored by broker-dealers which have an agreement with the Advisor, or certain other persons or entities. The Advisor has agreed to pay or reimburse all expenses of the Fund other than extraordinary expenses. See "Shareholder Information,"
[6]	The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor. The amount under "Management fees" reflects the estimated amount of fees that would be attributable to advisory services if the Advisor charged the Fund for its services.
[7]	The Fund does not pay any other ordinary expenses. The amount under "Other expenses" reflects the estimated amount of operating expenses of the Fund which would be paid if the fees were not paid by the Advisor.